Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 138.1	$ 60.4	$ 105.4
Accruals and other payables	195.4	236.7	238.8
Payroll payables	36.8	44.3	51.7
Gold and foreign exchange derivative contracts	127.6	22.6	3.3
Leave pay accrual	44.7	43.0	42.5
Interest payable on loans	11.5	10.5	10.2
Damang - contract termination	40.3		11.2
Total trade and other payables	$ 594.4	$ 417.5	$ 463.1

[1]	Refer note 42.